Premier [Member] Average Annual Total Returns - Premier	12 Months Ended	60 Months Ended	77 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Prospectus [Line Items]
Average Annual Return, Percent	4.29%	3.24%	2.73%
Performance Inception Date			Jul. 26, 2019